Organization and Business Background (Details 3)	1 Months Ended
	Aug. 31, 2014		Oct. 31, 2013		Sep. 30, 2013		Aug. 31, 2013		Jun. 30, 2013		Jan. 31, 2013		Jun. 30, 2012		Feb. 29, 2012
Organization And Business Background [Line Items]
Total number of ordinary shares purchased	547,600	[1]	0	[1]	0	[1]	5,000	[1]	80,000	[1]	0	[1]	0	[1]	0	[1]
Total number of ordinary shares purchased as part of the publicly announced repurchase plan	0	[1]	586,010	[1]	73,990	[1]	0	[1]	94,100	[1]	600,000	[1]	60,675	[1]	4,000	[1]
Total number of units purchased as part of the publicly announced repurchase plans (in units)	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]

[1]	Each period covers the full calendar month indicated. There were no repurchases made in omitted months. Repurchases for September 2013 and earlier months were under the 2011 Repurchase Program. Repurchases for October 2013 onward were under the 2013 Repurchase Program.